Share-Based Compensation (Details) - USD ($)			6 Months Ended
		Feb. 26, 2025	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation [Line Items]
Ordinary shares issued (in Shares)	[1]		35,308,040	46,595,743
Exercise price per share (in Dollars per share)		$ 5.5
Fair value of AMI warrants		$ 36,000
General and administrative expenses			$ 18,000
AUM Media Inc [Member]
Share-Based Compensation [Line Items]
Ordinary shares issued (in Shares)		50,000

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).